Financial instruments - fair values and risk management - Exposure to credit risk and ECL for Trade receivables (Details) - Credit risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trade receivables | Cost
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Trade receivables		$ 33,730
Financial assets	$ 34,650
Trade receivables | Accumulated impairment
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Trade receivables		(1,453)
Financial assets	(1,462)	(1,453)
Loan Receivable [member] | Accumulated impairment
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Financial assets	$ (35,776)	$ (35,776)
Aaa To A3 | Trade receivables
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Weighted average loss rate		0.03%
Aaa To A3 | Trade receivables | Cost
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Financial assets		$ 32,283
Aaa To A3 | Trade receivables | Accumulated impairment
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Financial assets		$ (6)
Baa3 To A3 | Trade receivables
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Weighted average loss rate	0.05%
Baa3 To A3 | Trade receivables | Cost
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Financial assets	$ 33,203
Baa3 To A3 | Trade receivables | Accumulated impairment
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Financial assets	$ (15)
Ca-C To Aa2 | Trade receivables
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Weighted average loss rate	100.00%	100.00%
Ca-C To Aa2 | Trade receivables | Cost
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Financial assets	$ 1,447	$ 1,447
Ca-C To Aa2 | Trade receivables | Accumulated impairment
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Financial assets	$ (1,447)	$ (1,447)